Other Comprehensive Income (Loss) - Schedule of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended				5 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance, December 31, 2013				$ 0		$ 0
Other comprehensive loss before reclassifications						(5,466)
Amounts reclassified from accumulated other comprehensive loss						0
Other Comprehensive Income	$ (2,391)	$ (3,648)	$ 573	0	$ (5,466)	(5,466)	$ 0	$ 0
Less: other comprehensive loss attributable to non-controlling interests, net of tax						(3,829)
Balance, December 31, 2014	(1,637)				(1,637)	(1,637)	0
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign currency translation adjustments, before tax						(3,541)
Foreign currency translation adjustments, tax effect						0
Foreign currency translation adjustments, net of tax						(3,541)	0	0
Unrealized loss on hedging instruments, before tax						(1,925)
Unrealized loss on hedging instruments, tax effect						0
Unrealized loss on hedging instruments, net of tax						(1,925)	0	0
Other comprehensive loss, before tax						(5,466)
Other comprehensive loss, tax effect						0
Other comprehensive loss, net of tax	(2,391)	$ (3,648)	$ 573	0	(5,466)	(5,466)	0	$ 0
Less: other comprehensive loss attributable to non-controlling interests, net of tax						(3,829)
Other comprehensive loss attributable to TerraForm Power, Inc. Class A stockholders						(1,637)
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance, December 31, 2013				0		0
Other comprehensive loss before reclassifications						(3,541)
Amounts reclassified from accumulated other comprehensive loss						0
Other Comprehensive Income						(3,541)
Less: other comprehensive loss attributable to non-controlling interests, net of tax						(2,392)
Balance, December 31, 2014	(1,149)				(1,149)	(1,149)	0
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Other comprehensive loss, net of tax						(3,541)
Less: other comprehensive loss attributable to non-controlling interests, net of tax						(2,392)
Hedging Activities
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance, December 31, 2013				$ 0		0
Other comprehensive loss before reclassifications						(1,925)
Amounts reclassified from accumulated other comprehensive loss						0
Other Comprehensive Income						(1,925)
Less: other comprehensive loss attributable to non-controlling interests, net of tax						(1,437)
Balance, December 31, 2014	$ (488)				$ (488)	(488)	$ 0
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Other comprehensive loss, net of tax						(1,925)
Less: other comprehensive loss attributable to non-controlling interests, net of tax						$ (1,437)